Goodwill And Intangible Assets (Narrative) (Details) - USD ($) $ in Millions					3 Months Ended	12 Months Ended
	Aug. 03, 2015	Aug. 01, 2014	Jan. 31, 2014	Jan. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill acquired						$ 663.0	$ 236.7
Intangible assets acquired	$ 164.7					169.1	11.9
Net intangible assets						176.3	25.7	$ 20.3
Projected amortization for, 2016						29.0
Projected amortization for, 2017						26.6
Projected amortization for, 2018						26.1
Projected amortization for, 2019						25.6
Projected amortization for, 2020						$ 25.0
Nacco [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired			100.00%	100.00%
Purchase price			$ 250.0	$ 250.0
Goodwill acquired				$ 77.0
Direct Capital [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Purchase price		$ 230.0
Goodwill acquired		170.0
Intangible assets acquired		$ 12.0
OneWest Bank [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired						100.00%
Purchase price	3,391.6
Goodwill acquired					$ 598.0	$ 663.0
Intangible assets acquired						165.0
Core Deposit Intangibles [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 126.3					$ 126.3
Estimated useful life						7 years
Net intangible assets						$ 118.8
Operating Lease Rental Intangibles [Member]
Business Acquisition [Line Items]
Intangible assets acquired						4.4	(3.6)
Net intangible assets						10.9	11.5	$ 20.3
Operating Lease Rental Intangibles [Member] | Direct Capital [Member]
Business Acquisition [Line Items]
Net intangible assets						$ 9.5
Operating Lease Rental Intangibles [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful life						5 years
Consumer And Community Banking [Member]
Business Acquisition [Line Items]
Goodwill acquired						$ 374.2
Consumer And Community Banking [Member] | OneWest Bank [Member]
Business Acquisition [Line Items]
Intangible assets acquired						$ 374.2
As Revised [Member]
Business Acquisition [Line Items]
Increase (decrease) in intangible asset accumulated amortization							$ (35.0)